Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
October 31, 2020
T04-QTLY-1220
1.9584809.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BANKS – 35.7%
Diversified Banks – 21.8%
Bank of America Corp.	1,691,213	$ 40,081,748
Citigroup, Inc.	450,917	18,676,982
JPMorgan Chase & Co.	659,981	64,704,537
US Bancorp	293,634	11,437,045
Wells Fargo & Co.	843,651	18,096,314
		152,996,626
Regional Banks – 13.9%
1st Source Corp.	4,136	138,515
Allegiance Bancshares, Inc.	4,175	118,152
Altabancorp	3,501	76,217
Amalgamated Bank Class A	3,089	34,288
Amerant Bancorp, Inc. (a)	4,693	47,258
Ameris Bancorp	14,505	424,996
Arrow Financial Corp.	3,357	91,881
Associated Banc-Corp.	33,362	456,726
Atlantic Capital Bancshares, Inc. (a)	4,270	59,268
Atlantic Union Bankshares Corp.	17,102	432,510
Banc of California, Inc.	9,347	112,164
Bancfirst Corp.	3,835	170,466
BancorpSouth Bank	22,865	535,270
Bank First Corp.	1,509	96,591
Bank of Hawaii Corp.	8,650	524,536
Bank of Marin Bancorp	2,569	77,430
Bank OZK	26,845	665,219
BankUnited, Inc.	20,007	505,177
Banner Corp.	7,670	282,793
Bar Harbor Bankshares	3,501	71,490
Berkshire Hills Bancorp, Inc.	9,921	129,271
BOK Financial Corp.	6,836	401,547
Boston Private Financial Holdings, Inc.	17,974	111,079
Bridge Bancorp, Inc.	3,698	72,259
Brookline Bancorp, Inc.	17,341	166,127
Bryn Mawr Bank Corp.	4,292	115,283
Byline Bancorp, Inc.	5,372	70,588
Cadence BanCorp	27,671	310,469
Camden National Corp.	3,220	102,943
Capital City Bank Group, Inc.	2,677	57,047
Cathay General Bancorp	16,392	385,704
CBTX, Inc.	3,888	73,483
Central Pacific Financial Corp.	6,370	87,715
Century Bancorp, Inc. Class A	599	42,870
CIT Group, Inc.	21,228	625,165
Citizens Financial Group, Inc.	92,405	2,518,036
City Holding Co.	3,499	211,445
CNB Financial Corp.	3,434	62,293
Columbia Banking System, Inc.	15,726	446,776
Comerica, Inc.	30,008	1,365,664
Commerce Bancshares, Inc.	21,764	1,354,809
Community Bank System, Inc.	11,321	656,505
Community Trust Bancorp, Inc.	3,501	111,402

	Shares	Value

ConnectOne Bancorp, Inc.	7,142	$ 110,201
CrossFirst Bankshares, Inc. (a)	10,181	85,011
Cullen/Frost Bankers, Inc.	12,792	898,894
Customers Bancorp, Inc. (a)	6,619	91,475
CVB Financial Corp.	27,880	487,900
Dime Community Bancshares, Inc.	6,353	80,365
Eagle Bancorp, Inc.	6,631	198,400
East West Bancorp, Inc.	30,508	1,112,932
Enterprise Financial Services Corp.	5,311	154,603
Equity Bancshares, Inc. Class A (a)	3,322	61,058
FB Financial Corp.	6,966	205,497
Fifth Third Bancorp	153,999	3,575,857
Financial Institutions, Inc.	3,319	58,846
First BanCorp	47,553	308,619
First BanCorp/NC	6,254	150,659
First Busey Corp.	10,507	189,021
First Citizens BancShares, Inc. Class A	1,092	505,268
First Commonwealth Financial Corp.	21,930	189,037
First Community Bankshares, Inc.	3,538	67,151
First Financial Bancorp	21,526	307,822
First Financial Bankshares, Inc.	27,649	824,217
First Financial Corp.	2,637	91,557
First Foundation, Inc.	8,001	118,975
First Hawaiian, Inc.	28,221	487,094
First Horizon National Corp.	119,013	1,238,925
First Interstate Bancsystem, Inc. Class A	9,095	321,053
First Merchants Corp.	11,746	306,688
First Mid Bancshares, Inc.	3,239	89,915
First Midwest Bancorp, Inc.	25,106	315,080
First Republic Bank	37,140	4,684,840
Flushing Financial Corp.	5,514	70,524
FNB Corp.	69,637	526,456
Fulton Financial Corp.	35,126	386,035
German American Bancorp, Inc.	5,561	167,775
Glacier Bancorp, Inc.	20,713	741,525
Great Southern Bancorp, Inc.	2,456	100,573
Great Western Bancorp, Inc.	12,301	159,790
Hancock Whitney Corp.	18,623	425,908
Hanmi Financial Corp.	6,261	56,286
Harborone Bancorp, Inc. (a)	11,348	106,671
Heartland Financial USA, Inc.	7,101	233,907
Heritage Commerce Corp.	12,971	94,040
Heritage Financial Corp.	7,903	165,647
Hilltop Holdings, Inc.	14,677	334,782
Home BancShares, Inc.	33,686	559,188
HomeTrust Bancshares, Inc.	3,307	52,813
Hope Bancorp, Inc.	26,326	212,451
Horizon Bancorp, Inc.	8,551	106,032
Huntington Bancshares, Inc.	219,678	2,293,438
Independent Bank Corp.	4,515	67,590
Independent Bank Corp./MA	7,135	408,764
Independent Bank Group, Inc.	7,888	406,863

2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
International Bancshares Corp.	11,677	$ 323,219
Investors Bancorp, Inc.	51,707	437,441
KeyCorp	211,138	2,740,571
Lakeland Bancorp, Inc.	10,917	121,506
Lakeland Financial Corp.	5,561	284,334
Live Oak Bancshares, Inc.	6,135	228,713
M&T Bank Corp.	27,768	2,876,209
Mercantile Bank Corp.	3,155	68,968
Midland States Bancorp, Inc.	4,534	67,557
MidWestOne Financial Group, Inc.	3,460	69,719
National Bank Holdings Corp. Class A	6,740	203,211
NBT Bancorp, Inc.	9,251	253,292
Nicolet Bankshares, Inc. (a)	1,978	122,043
OceanFirst Financial Corp.	12,221	182,948
OFG Bancorp	11,281	162,334
Old National Bancorp	35,955	502,651
Origin Bancorp, Inc.	4,588	102,634
Pacific Premier Bancorp, Inc.	18,338	467,619
PacWest Bancorp	25,356	487,849
Park National Corp.	3,183	291,722
Peapack-Gladstone Financial Corp.	4,011	67,706
Peoples Bancorp, Inc.	4,132	93,383
People's United Financial, Inc.	91,508	976,390
Pinnacle Financial Partners, Inc.	16,466	753,978
Popular, Inc.	18,605	785,131
Preferred Bank	3,327	112,552
Prosperity Bancshares, Inc.	19,979	1,101,043
QCR Holdings, Inc.	3,136	97,310
Regions Financial Corp.	207,865	2,764,604
Renasant Corp.	12,211	348,136
Republic Bancorp, Inc. Class A	2,314	77,126
S&T Bancorp, Inc.	8,188	162,041
Sandy Spring Bancorp, Inc.	9,687	245,565
Seacoast Banking Corp. of Florida (a)	11,442	245,774
ServisFirst Bancshares, Inc.	9,797	361,509
Signature Bank	11,550	932,547
Simmons First National Corp. Class A	23,944	406,809
South State Corp.	15,332	941,385
Southside Bancshares, Inc.	6,705	180,767
Sterling Bancorp	42,218	564,877
Stock Yards Bancorp, Inc.	4,709	179,978
SVB Financial Group (a)	11,150	3,241,305
Synovus Financial Corp.	31,818	827,268
TCF Financial Corp.	32,770	891,672
Texas Capital Bancshares, Inc. (a)	10,979	494,055
The Bancorp, Inc. (a)	10,821	103,882
The First Bancshares, Inc.	4,355	103,823
The First of Long Island Corp.	5,149	79,449
The PNC Financial Services Group, Inc.	91,894	10,281,101
Tompkins Financial Corp.	2,924	163,715

	Shares	Value

Towne Bank	15,857	$ 288,280
Trico Bancshares	5,808	168,025
TriState Capital Holdings, Inc. (a)	5,402	68,011
Triumph Bancorp, Inc. (a)	4,925	207,490
Truist Financial Corp.	291,860	12,293,143
Trustmark Corp.	13,081	305,965
UMB Financial Corp.	9,928	604,317
Umpqua Holdings Corp.	47,382	595,118
United Bankshares, Inc.	28,066	736,171
United Community Banks, Inc.	17,981	376,522
Univest Financial Corp.	6,338	100,521
Valley National Bancorp	82,652	631,461
Veritex Holdings, Inc.	9,517	187,770
Washington Trust Bancorp, Inc.	3,370	113,805
Webster Financial Corp.	19,573	630,446
WesBanco, Inc.	14,560	353,662
Westamerica BanCorp.	5,835	305,579
Western Alliance Bancorp	20,807	857,248
Wintrust Financial Corp.	12,495	615,129
Zions Bancorp NA	35,372	1,141,454
		97,552,983
TOTAL BANKS		250,549,609
CAPITAL MARKETS – 26.6%
Asset Management & Custody Banks – 9.7%
Affiliated Managers Group, Inc.	10,236	771,487
Ameriprise Financial, Inc.	26,499	4,261,834
Apollo Global Management, Inc.	37,048	1,365,589
Ares Management Corp. Class A	21,389	904,755
Artisan Partners Asset Management, Inc. Class A	12,510	501,151
Assetmark Financial Holdings, Inc. (a)	3,946	83,458
Associated Capital Group, Inc. Class A	666	21,379
BlackRock, Inc.	33,017	19,784,117
Blucora, Inc. (a)	10,389	103,371
Brightsphere Investment Group, Inc.	13,935	192,303
Cohen & Steers, Inc.	5,149	289,940
Diamond Hill Investment Group, Inc.	652	89,285
Eaton Vance Corp.	24,677	1,475,438
Federated Hermes, Inc.	20,659	493,750
Focus Financial Partners, Inc. Class A (a)	5,585	203,908
Franklin Resources, Inc.	64,150	1,202,812
Hamilton Lane, Inc. Class A	5,151	359,025
Invesco Ltd.	84,541	1,108,332
Janus Henderson Group PLC	33,932	824,548
KKR & Co., Inc.	108,934	3,720,096
Northern Trust Corp.	42,755	3,346,434
SEI Investments Co.	27,229	1,338,305
State Street Corp.	76,233	4,490,124
T Rowe Price Group, Inc.	49,287	6,242,691
The Bank of New York Mellon Corp.	172,607	5,930,777
The Blackstone Group, Inc. Class A	145,094	7,315,639
3

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
The Carlyle Group, Inc.	30,087	$ 749,768
Victory Capital Holdings, Inc. Class A	3,651	66,959
Virtus Investment Partners, Inc.	1,669	266,289
Waddell & Reed Financial, Inc. Class A	13,446	206,396
WisdomTree Investments, Inc.	28,090	102,248
		67,812,208
Financial Exchanges & Data – 9.9%
Cboe Global Markets, Inc	23,777	1,932,832
CME Group, Inc.	77,669	11,706,272
FactSet Research Systems, Inc.	8,197	2,512,381
Intercontinental Exchange, Inc.	118,528	11,189,043
MarketAxess Holdings, Inc.	8,211	4,424,497
Moody's Corp.	36,551	9,609,258
Morningstar, Inc.	5,092	969,415
MSCI, Inc.	18,414	6,441,954
Nasdaq, Inc.	24,851	3,006,722
S&P Global, Inc.	52,179	16,839,729
Tradeweb Markets, Inc. Class A	18,091	985,598
		69,617,701
Investment Banking & Brokerage – 7.0%
B Riley Financial, Inc.	3,035	79,638
BGC Partners, Inc. Class A	61,805	182,325
Cowen, Inc. Class A	5,411	116,120
Evercore, Inc. Class A	8,784	698,679
Freedom Holding Corp. (a)	3,784	101,600
Houlihan Lokey, Inc.	10,729	672,708
Interactive Brokers Group, Inc. Class A	15,826	752,843
LPL Financial Holdings, Inc.	17,017	1,360,169
Moelis & Co. Class A	11,992	446,102
Morgan Stanley	293,424	14,128,366
Piper Sandler Cos.	3,702	308,932
PJT Partners, Inc. Class A	4,441	300,478
Raymond James Financial, Inc.	26,713	2,041,942
Stifel Financial Corp.	14,867	869,125
StoneX Group, Inc. (a)	3,863	204,662
The Charles Schwab Corp.	330,926	13,604,368
The Goldman Sachs Group, Inc.	70,761	13,376,659
Virtu Financial, Inc. Class A	13,073	279,501
		49,524,217
TOTAL CAPITAL MARKETS		186,954,126
CONSUMER FINANCE – 5.0%
Consumer Finance – 5.0%
Ally Financial, Inc.	80,825	2,156,411
American Express Co.	148,202	13,521,950
Capital One Financial Corp.	98,620	7,207,150
Credit Acceptance Corp. (a)	2,107	628,139
Discover Financial Services	66,346	4,313,153
Encore Capital Group, Inc. (a)	6,039	192,825
Enova International, Inc. (a)	7,671	117,750

	Shares	Value

Ezcorp, Inc. Class A (a)	11,386	$ 50,782
FirstCash, Inc.	8,944	465,446
Green Dot Corp. Class A (a)	11,009	587,000
LendingClub Corp. (a)	13,951	65,151
LendingTree, Inc. (a)	1,687	545,896
Navient Corp.	41,766	334,546
Nelnet, Inc. Class A	4,214	257,222
OneMain Holdings, Inc.	17,498	610,505
PRA Group, Inc. (a)	9,877	337,102
SLM Corp.	73,288	673,517
Synchrony Financial	113,660	2,843,773
World Acceptance Corp. (a)	1,140	95,749
TOTAL CONSUMER FINANCE		35,004,067
DIVERSIFIED FINANCIAL SERVICES – 9.3%
Multi-Sector Holdings – 8.9%
Berkshire Hathaway, Inc. Class B (a)	301,225	60,817,327
Cannae Holdings, Inc. (a)	17,564	649,517
Jefferies Financial Group, Inc.	49,211	960,107
		62,426,951
Other Diversified Financial Services – 0.4%
Equitable Holdings, Inc.	87,880	1,888,541
Voya Financial, Inc.	27,229	1,305,086
		3,193,627
Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	0
TOTAL DIVERSIFIED FINANCIAL SERVICES		65,620,578
INSURANCE – 20.4%
Insurance Brokers – 4.7%
Aon PLC Class A	50,053	9,210,253
Arthur J Gallagher & Co.	41,072	4,259,577
Brown & Brown, Inc.	52,177	2,270,221
Crawford & Co. Class A	3,913	25,043
eHealth, Inc. (a)	5,005	335,886
Goosehead Insurance, Inc. Class A	3,138	384,531
Marsh & McLennan Cos., Inc.	110,514	11,433,778
Willis Towers Watson PLC	27,884	5,088,272
		33,007,561
Life & Health Insurance – 4.0%
Aflac, Inc.	147,641	5,012,412
American Equity Investment Life Holding Co.	20,111	499,155
Athene Holding Ltd. Class A (a)	27,210	872,897
Brighthouse Financial, Inc. (a)	20,375	674,413
Citizens, Inc. (a)	9,847	56,817
CNO Financial Group, Inc.	31,151	552,930
FBL Financial Group, Inc. Class A	2,405	119,504
Genworth Financial, Inc. Class A (a)	109,476	430,241
Globe Life, Inc.	21,917	1,777,250
Independence Holding Co.	1,062	40,165
Lincoln National Corp.	41,712	1,464,091

4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
MetLife, Inc.	167,095	$ 6,324,546
National Western Life Group, Inc. Class A	506	85,833
Primerica, Inc.	8,794	969,451
Principal Financial Group, Inc.	59,319	2,326,491
Prudential Financial, Inc.	85,556	5,477,295
Trupanion, Inc. (a)	6,486	464,008
Unum Group	43,778	773,119
		27,920,618
Multi-line Insurance – 1.8%
American Financial Group, Inc.	16,472	1,234,412
American International Group, Inc.	186,554	5,874,585
American National Group, Inc.	1,701	117,029
Assurant, Inc.	12,924	1,607,358
Horace Mann Educators Corp.	9,049	306,852
National General Holdings Corp.	14,755	501,227
The Hartford Financial Services Group, Inc.	77,485	2,984,722
Watford Holdings Ltd. (a)	3,629	130,644
		12,756,829
Property & Casualty Insurance – 8.9%
Ambac Financial Group, Inc. (a)	10,070	123,660
AMERISAFE, Inc.	4,131	243,646
Arch Capital Group Ltd. (a)	87,805	2,652,589
Argo Group International Holdings Ltd.	7,145	254,934
Assured Guaranty Ltd.	19,144	488,746
Axis Capital Holdings Ltd.	18,524	790,790
Chubb Ltd.	97,763	12,700,391
Cincinnati Financial Corp.	33,363	2,360,099
Donegal Group, Inc. Class A	2,615	37,944
Employers Holdings, Inc.	6,674	213,635
Erie Indemnity Co. Class A	5,484	1,277,059
Fidelity National Financial, Inc.	60,961	1,907,470
First American Financial Corp.	24,026	1,071,319
Global Indemnity Group LLC	1,999	48,995
HCI Group, Inc.	1,304	61,262
Heritage Insurance Holdings, Inc.	5,215	49,230
James River Group Holdings Ltd.	6,610	308,885
Kemper Corp.	13,357	823,593
Kinsale Capital Group, Inc.	4,575	857,675
Loews Corp.	54,884	1,903,377
Markel Corp. (a)	2,983	2,782,542
MBIA, Inc. (a)	13,962	79,723
Mercury General Corp.	5,966	242,876
Old Republic International Corp.	62,393	1,015,758
Palomar Holdings, Inc. (a)	3,686	328,681
ProAssurance Corp.	11,996	185,098
ProSight Global, Inc. (a)	2,279	26,961
RLI Corp.	8,736	757,411
Safety Insurance Group, Inc.	3,185	222,950

	Shares	Value

Selective Insurance Group, Inc.	12,966	$ 675,010
State Auto Financial Corp.	3,802	46,917
Stewart Information Services Corp.	5,772	244,675
The Allstate Corp.	68,037	6,038,284
The Hanover Insurance Group, Inc.	8,235	787,760
The Progressive Corp.	126,775	11,650,622
The Travelers Cos., Inc.	54,764	6,610,562
United Fire Group, Inc.	4,737	97,298
United Insurance Holdings Corp.	4,667	20,488
Universal Insurance Holdings, Inc.	6,798	84,771
White Mountains Insurance Group Ltd.	667	605,856
WR Berkley Corp.	30,979	1,862,457
		62,541,999
Reinsurance – 1.0%
Alleghany Corp.	3,102	1,696,577
Enstar Group Ltd. (a)	2,630	452,018
Everest Re Group Ltd.	8,668	1,708,289
Greenlight Capital Re Ltd. Class A (a)	6,033	40,723
Reinsurance Group of America, Inc.	14,638	1,478,731
RenaissanceRe Holdings Ltd.	10,834	1,752,074
Third Point Reinsurance Ltd. (a)	18,538	144,226
		7,272,638
TOTAL INSURANCE		143,499,645
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.5%
Mortgage REITs – 1.5%
AGNC Investment Corp.	121,246	1,693,807
Annaly Capital Management, Inc.	309,828	2,196,681
Apollo Commercial Real Estate Finance, Inc.	31,928	277,774
Arbor Realty Trust, Inc.	23,014	272,025
Ares Commercial Real Estate Corp.	7,209	67,116
ARMOUR Residential REIT, Inc.	14,022	133,770
Blackstone Mortgage Trust, Inc. Class A	27,783	602,891
Broadmark Realty Capital, Inc.	27,084	270,027
Capstead Mortgage Corp.	21,291	108,797
Chimera Investment Corp.	41,133	343,461
Colony Credit Real Estate, Inc.	18,297	95,876
Dynex Capital, Inc.	4,903	80,311
Ellington Financial, Inc.	8,737	106,941
Granite Point Mortgage Trust, Inc.	12,124	81,716
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,126	674,873
Invesco Mortgage Capital, Inc.	43,203	116,648
KKR Real Estate Finance Trust, Inc.	6,434	107,512
Ladder Capital Corp.	22,333	167,497
MFA Financial, Inc.	98,368	277,398
New Residential Investment Corp.	89,488	671,160
New York Mortgage Trust, Inc.	81,146	206,111
PennyMac Mortgage Investment Trust	21,665	324,325
Ready Capital Corp.	9,467	106,409
Redwood Trust, Inc.	24,576	208,896
5

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Starwood Property Trust, Inc.	60,771	$ 848,971
TPG RE Finance Trust, Inc.	9,827	76,847
Two Harbors Investment Corp.	59,383	300,478
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		10,418,318
THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Axos Financial, Inc. (a)	11,741	320,060
Capitol Federal Financial, Inc.	28,861	331,324
Columbia Financial, Inc. (a)	11,055	134,760
Essent Group Ltd.	23,800	948,430
Federal Agricultural Mortgage Corp. Class C	1,956	126,338
Flagstar Bancorp, Inc.	9,166	269,022
HomeStreet, Inc.	5,001	155,381
Kearny Financial Corp.	17,357	145,799
Luther Burbank Corp.	3,227	30,431
Merchants Bancorp	1,951	42,103
Meridian Bancorp, Inc.	10,380	129,231
Meta Financial Group, Inc.	6,722	197,223
MGIC Investment Corp.	73,473	739,138
Mr. Cooper Group, Inc. (a)	16,010	337,491
New York Community Bancorp, Inc.	101,941	847,130
NMI Holdings, Inc. Class A (a)	17,698	380,330
Northfield Bancorp, Inc.	9,857	100,147
Northwest Bancshares, Inc.	26,631	284,153
PennyMac Financial Services, Inc.	13,748	698,673
Premier Financial Corp.	8,193	147,392
Provident Financial Services, Inc.	15,225	206,603

	Shares	Value

Radian Group, Inc.	41,334	$ 741,945
TFS Financial Corp.	12,166	191,128
TrustCo Bank Corp.	21,777	119,665
Walker & Dunlop, Inc.	6,387	401,615
Washington Federal, Inc.	16,435	349,901
Waterstone Financial, Inc.	5,065	85,497
WSFS Financial Corp.	10,885	344,946
TOTAL THRIFTS & MORTGAGE FINANCE		8,805,856
TOTAL COMMON STOCKS (Cost $829,263,882)		700,852,199
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $1,059,001)	1,059,000	1,059,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $830,322,883)		701,911,199
NET OTHER ASSETS (LIABILITIES) (d) – 0.1%		612,799
NET ASSETS – 100.0%		$ 702,523,998

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $146,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts	2	December 2020	$ 153,680	$ (4,315)	$ (4,315)
CME E-mini S&P Financial Select Sector Index Contracts	19	December 2020	1,391,038	(36,516)	(36,516)
Total Equity Index Contracts					$ (40,831)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities
6

and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
8